Note 20 - Investments in Unconsolidated Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Condensed Financial Statements [Table Text Block]
	December 31, 2017
	City of Athens	Eco Nine
Current assets	218	4
Non-current assets	12,664	7,840
Current liabilities	68	-
Long-term liabilities	-	-
Net operating revenues	-	-
Net loss	(20)	(35)